UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lusman Capital Management, LLC

Address:  717 Fifth Avenue
          14th Floor
          New York, New York 10022


13F File Number: 028-13292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joel Lusman
Title:  Managing Member
Phone:  (212) 230-4790


Signature, Place and Date of Signing:

  /s/ Joel Lusman               New York, New York         November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       11

Form 13F Information Table Value Total: $101,996
                                        (thousands)


List of Other Included Managers:  NONE



                                                     FORM 13F INFORMATION TABLE
                                                              09/30/2009


COLUMN 1                           COLUMN  2    COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8

                                                              VALUE     SHRS OR  SH/ PUT/  INVST     OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT  PRN CALL  DSCRET    MANAGERS  SOLE     SHARED  NONE
ARLINGTON ASSET INVT CORP      COM               041356106    3,504    7,150,000 SH         SOLE      NONE     7,150,000
BANCO LATINOAMERICANO DE COM   SHS E             P16994132   11,376      800,000 SH         SOLE      NONE       800,000
CADENCE DESIGN SYSTEM INC      NOTE 1.500%12/1   127387AF5      806    1,000,000 PRN        SOLE      NONE     1,000,000
COGENT COMM GROUP INC          COM NEW           19239V302    7,063      625,000 SH         SOLE      NONE       625,000
COGENT COMM GROUP INC          NOTE 1.000% 6/1   19239VAB0    7,040   11,000,000 PRN        SOLE      NONE    11,000,000
FACET BIOTECH CORP             SHS               30303Q103   11,239      650,000 SH         SOLE      NONE       650,000
ISHARES INC                    MSCI CDA INDEX    464286509   20,384        8,000 SH   PUT   SOLE      NONE         8,000
MAYS J W INC                   COM               578473100      675       50,000 SH         SOLE      NONE        50,000
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2   640268AH1    6,353    7,000,000 PRN        SOLE      NONE     7,000,000
SPDR TR                        UNIT SER 1        78462F103   24,814        2,350 SH   PUT   SOLE      NONE         2,350
WYETH                          COM               983024100    8,744      180,000 SH         SOLE      NONE       180,000








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